Offsets - Offset: 1	Mar. 30, 2026 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	iShares Gold Trust Micro
File Number	333-253614
Initial Filing Date	Feb. 26, 2021
Fee Offset Claimed | $	$ 108,059.82
Unsold Securities Associated with Fee Offset Claimed | shares	52,950,000
Termination / Withdrawal Statement	The registrant terminated or completed any offering that included the unsold securities associated with the claimed offset under the prior registration statement.